Putnam
International
Growth and
Income Fund

SEMIANNUAL REPORT
December 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

*Putnam International Growth and Income Fund has delivered strong competitive results, as evidenced by the rankings of international funds tracked by Lipper Analytical Services. For the 1-year period ended December 31, 1997, the fund's class A shares ranked in the top 3% of Lipper's international funds category, or 9 out of 421 funds.*

* "By maintaining this discipline, the fund has avoided the value traps (cheap stocks that stay cheap) that can hamper deep-value strategies."

                      --Morningstar Mutual Funds, November 7, 1997

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements

 * Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund was not ranked over longer periods. Performance of other share classes will vary. Past performance is not indicative of future results.




From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The far-ranging search for undervalued stocks of dividend-paying companies experiencing positive change paid off handsomely during the first half of Putnam International Growth and Income Fund's fiscal 1998. Not only did the quest lead your fund's managers to some of the most promising investments in the world, but it steered them away from many that would be among the hardest hit in the aftermath of the Asian currency crisis.

Thus, when equity markets around the world were thrown into turbulence by events in Asia, your fund was positioned to benefit doubly from its strategy of investing mainly in the stocks of large, established companies. These stocks, already in favor because of their resilience in uncertain markets, were accorded even greater regard as newly cautious investors searched for stability.

In the following report, your fund's managers provide the details of the fiscal year's first-half performance and discuss prospects for its second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 18, 1998




Report from the Fund Managers
George W. Stairs
Justin M. Scott
Mark D. Pollard

The Asian financial crisis that dominated the news from global stock markets from June through December 1997 did not cause significant troubles for Putnam International Growth and Income Fund. Generally speaking, our focus on undervalued, dividend-paying companies undertaking positive changes means that we avoid the higher-priced issues and rapidly growing companies that tend to be most vulnerable in punishing times. In addition, our preference for dividend-paying stocks means that the portfolio holds exactly the sorts of stocks that investors favor when markets slump.

Furthermore, in this particular case, the fund's emphasis on value had led us to favor European stocks and reduce Asian holdings well before the turmoil began. The fund had less than 0.25% of its assets invested in the five countries most affected by the crisis -- Thailand, Malaysia, Indonesia, South Korea, and the Philippines.

For the six months ended December 31, 1997, returns for the fund's class A shares were 3.30% at net asset value and - 2.67% at public offering price. These results dramatically exceeded the returns of the fund's benchmark, the Morgan Stanley Capital International Europe, Australia, and Far East Index, which fell 8.48%. For complete performance information, including returns for other share classes, see the tables that begin on page 9.

* "CHEAPNESS AND CHANGE" FOCUS HELPS FUND MAINTAIN RELATIVE STABILITY

We believe our quest for stocks that exhibit qualities of cheapness and change results in a portfolio with greater resiliency than a broader-focused fund. Our research efforts concentrate on large, well-established companies with attractive dividend records and inexpensive stock prices. These companies tend to be stable performers for two primary reasons: they have developed revenue-generating businesses capable of weathering short-term uncertainty, and their low price multiples reflect the fact that many investors have already sold the stock and the remaining owners are holding on for better times.

Cheapness represents only half of our requirements, however. We also seek out companies undertaking positive changes intended to improve financial performance. These changes can take a variety of forms ranging from privatization to strategic restructuring. Privatization of state-run enterprises, we believe, makes companies more responsive to shareholders and the marketplace. Several of the fund's European and Latin American holdings are in the midst of this kind of transition.

Stock repurchase programs also catch our eye. With these programs corporations buy their own shares in the market, thereby reducing their outstanding equity shares and strengthening certain qualities that investors seek, such as earnings per share. Finally, we also favor companies engaged in business restructurings designed to improve their financial health and earnings outlook. Examples of these measures include cost cutting, rationalizing product lines by selling off noncore subsidiaries, developing new products, and expanding production and distribution capabilities in areas where profit margins are attractive.


[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United Kingdom            22.9%

France                    12.8%

Germany                   10.9%

Japan                     10.7%

Netherlands                7.5%

Footnote reads:
*Based on net assets as of 12/31/97. Holdings will vary over time.

* COMPANIES EMBRACE CHANGE IN MARKETS AROUND GLOBE

In the midst of the international turbulence in the second half of 1997, most of the companies represented in the fund's portfolio were going about their efforts to improve from within. For example, Akzo-Nobel, a diversified chemical and pharmaceutical company, has been successfully slashing costs in its fiber business. It has also introduced promising new products: Remeron, an antidepressant drug, and Peuregon, a medicine that treats infertility. The launches of both products have been successful so far. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Merger activity in European banks continued during the fiscal period. As Europe's financial industry prepares for pending Economic and Monetary Union, two Swiss Banks held by the fund - UBS and SBC - have joined in one of the largest financial mergers in history. By combining operations, the newly merged bank should achieve significant cost reductions and enhanced profitability. The expectation of even more mergers has also boosted the prices of several other of the fund's European bank holdings, such as Germany's Deutsche Bank.

We discovered entirely new opportunities in two leisure companies involved in the beverage industry. This industry has experienced a number of corporate reorganizations in recent years. During the last fiscal period we built a position in a British company, Bass, as well as a Mexican corporation, Femsa. Bass, well known as a brewer of ales, has been in the process of selling off underperforming subsidiaries, including a chain of betting shops, to focus on its drinks distribution and its international chain of Holiday Inn hotels. Femsa's story is a bit different. A leading bottler and distributor of both beer and soft drinks in Mexico, Femsa has recently restructured its beer business. By repositioning its 4 major beer brands, it reduced marketing costs while increasing its market share and corporate earnings. In its soft drinks division, Femsa has acquired a new Coca-Cola distributor in Buenos Aires, Argentina, to apply its competitive strengths in a new region.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

BAT Industries (United Kingdom)
Tobacco products

Pharmacia & UpJohn ADR (Sweden)
Pharmaceuticals

Compagnie Generale des Eaux (France)
Environmental control

Bayer AG ADR (Germany)
Chemicals

Allied Irish Banks PLC (Ireland)
Banks

Akzo-Nobel NV (Netherlands)
Chemicals

Elf Aquitaine SA (France)
Oil and gas

Philips Electronics NV (Netherlands)
Electronics

Nestle AG (Switzerland)
Food and beverages

General Electric Co. PLC (United Kingdom)
Electronics and electrical equipment

Footnote reads:
These holdings represent 22.3% of the fund's net assets as of 12/31/97. Portfolio holdings will vary over time.

* INTERNATIONAL TURMOIL GENERATES BUYING OPPORTUNITIES

Macroeconomic conditions such as the problems that have afflicted Asian markets are, for the most part, only a small factor in our investment decisions. We monitor these conditions in an effort to control risk, but our purchase and sale decisions are based chiefly on company-specific criteria. During the recent volatility, we seized opportunities to buy good companies that the market undervalued.

An example is SGS Thompson, a French electronics company that investors dumped because it manufactures semiconductors. The market feared that the oversupply of DRAM memory chips from Asian countries would cause huge price cuts and hurt the earnings of all companies in the industry. SGS Thompson, however, makes highly specialized semiconductors and has only minor competition from Southeast Asian producers; thus we anticipate greater stability in its earnings. We added to our position in SGS Thompson at what we considered to be an attractive price.

Asian market woes also presented us with a chance to buy Sony at what we considered a cheap price. While many investors dumped the stock fearing price competition in consumer electronics, we added it to the portfolio, attracted by Sony's falling production costs in Southeast Asia and the company's strong flow of new products.

* LONG-TERM STRATEGY PROMOTES VIGILANCE

While the fund's strategy helps it to sidestep much of the current volatility in international markets, we believe it is also well positioned for many types of market conditions. No matter what the global situation, competition in coming years will cause many large companies to initiate the sorts of changes that we target and provide us with a continuing supply of opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of December 31, 1997, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments.




Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth and Income Fund is designed for investors seeking long-term growth of capital. Current income is a secondary objective.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
                                Class A        Class B         Class M
(inception date)               (8/1/96)       (8/1/96)         (8/1/96)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                     3.30%  -2.67%   2.99%  -1.94%   3.07%  -0.54%
------------------------------------------------------------------------------
1 year                      20.52   13.64   19.65   14.65   19.95   15.69
------------------------------------------------------------------------------
Life of fund                30.91   23.39   29.56   25.56   30.04   25.48
Annual average              20.89   15.95   20.01   17.39   20.32   17.33
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/97
                                                           Consumer
                                          MSCI EAFE       Price Index
------------------------------------------------------------------------------
6 months                                   -8.48%            0.62%
------------------------------------------------------------------------------
1 year                                      1.78             1.70
------------------------------------------------------------------------------
Life of fund                                6.38             2.74
Annual average                              4.46             1.92
------------------------------------------------------------------------------

Class A and class M share performance is shown at public offering price and reflects the current maximum sales charge of 5.75% for class A shares and 3.50% for class M shares. Class B share performance reflects the applicable contingent deferred sales charge which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/97

                             Class A        Class B        Class M
------------------------------------------------------------------------------
Distributions (number)          2             2               2
------------------------------------------------------------------------------
Income                      $0.135000     $0.101000       $0.110000
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                    0.007000      0.007000        0.007000
------------------------------------------------------------------------------
Short-term                   0.350000      0.350000        0.350000
------------------------------------------------------------------------------
  Total                     $0.492000     $0.458000       $0.467000
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
6/30/97                   $10.76   $11.42  $10.72  $10.74  $11.13
------------------------------------------------------------------------------
12/31/97                   10.61    11.26   10.57   10.59   10.97
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




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Portfolio of investments owned
December 31, 1997 (Unaudited)


COMMON STOCKS (95.5%) *
NUMBER OF SHARES                                                                                       VALUE
Argentina (0.9%)
------------------------------------------------------------------------------------------------------------
        155,812  YPF S.A. ADR                                                                 $    5,326,823

Australia (1.1%)
------------------------------------------------------------------------------------------------------------
      1,086,000  Westpac Banking Corp.                                                             6,939,775

Brazil (1.5%)
------------------------------------------------------------------------------------------------------------
        573,400  Banco Bradesco S.A. +                                                             5,651,792
        147,800  Petroleo Brasileiro S/A-Petrobras ADR +                                           3,491,775
                                                                                              --------------
                                                                                                   9,143,567

Canada (2.7%)
------------------------------------------------------------------------------------------------------------
        211,178  Bank of Nova Scotia                                                               9,951,608
        401,001  National Bank of Canada                                                           6,621,623
                                                                                              --------------
                                                                                                  16,573,231

France (12.8%)
------------------------------------------------------------------------------------------------------------
        101,686  Compagnie Generale des Eaux                                                      14,181,677
        113,279  Elf Aquitaine S.A. +                                                             13,165,416
         97,377  Lafarge S.A.                                                                      6,384,556
        192,520  Michelin Corp. Class B                                                            9,685,134
         15,440  Renault S.A. +                                                                      434,002
        102,339  Scor                                                                              4,890,116
        148,294  SGS-Thomson Microelectronics ADR +                                                9,171,429
         45,481  Societe Generale                                                                  6,192,001
         40,023  Societe Television Francaise 1                                                    4,086,692
         92,680  Total S.A. Class B +                                                             10,078,931
                                                                                              --------------
                                                                                                  78,269,954

Germany (10.9%)
------------------------------------------------------------------------------------------------------------
         38,514  Altana AG                                                                         2,645,428
        365,067  Bayer AG ADR                                                                     13,644,328
         13,339  Bayerische Motoren Werke (BMW) AG                                                 9,978,284
         94,079  Deutsche Bank AG                                                                  6,645,180
        293,300  Deutsche Lufthansa AG 144A                                                        5,627,837
         46,200  Deutsche Lufthansa AG                                                               886,485
        600,797  Deutsche Telekom AG +                                                            11,310,889
         82,300  Deutsche Telekom AG ADR +                                                         1,532,838
         26,298  Thyssen AG                                                                        5,631,107
        123,402  Veba AG                                                                           8,407,533
                                                                                              --------------
                                                                                                  66,309,909
Hong Kong (1.2%)
------------------------------------------------------------------------------------------------------------
      1,486,500  Dao Heng Bank Group Ltd.                                                          3,712,988
      1,519,000  Guoco Group Ltd.                                                                  3,715,734
                                                                                              --------------
                                                                                                   7,428,722

India (0.6%)
------------------------------------------------------------------------------------------------------------
        233,800  Mahanagar Telephone Nigam Ltd. GDR F95                                            3,612,210

Ireland (3.7%)
------------------------------------------------------------------------------------------------------------
      1,362,257  Allied Irish Banks PLC                                                           13,210,456
        803,093  CRH PLC                                                                           9,414,289
                                                                                              --------------
                                                                                                  22,624,745

Italy (2.1%)
------------------------------------------------------------------------------------------------------------
      2,210,933  Ente Nazionale Idrocarburi SPA (ENI)                                             12,538,782

Japan (10.7%)
------------------------------------------------------------------------------------------------------------
        315,000  Canon, Inc.                                                                       7,346,372
        167,000  Fuji Photo Film Co.                                                               6,405,828
        117,000  Ito-Yokado Co., Ltd.                                                              5,968,927
        661,000  KAO Corp.                                                                         9,533,406
      1,799,000  Kawasaki Steel Corp.                                                              2,456,631
         29,000  NEC Corp.                                                                           309,244
      1,245,000  Nikko Securities Co. Ltd.                                                         3,304,717
        169,900  Promise Co. Ltd.                                                                  9,436,713
        497,000  Ricoh Co. Ltd.                                                                    6,176,752
        171,000  Sankyo Co. Ltd.                                                                   3,869,964
        113,300  Sony Corp.                                                                       10,082,694
                                                                                              --------------
                                                                                                  64,891,248

Mexico (1.3%)
------------------------------------------------------------------------------------------------------------
      1,237,476  Cemex, S.A. de C.V.                                                               5,610,239
        286,900  Fomento Economico Mexicano, S.A. de C.V. Class B                                  2,306,018
                                                                                              --------------
                                                                                                   7,916,257

Netherlands (7.5%)
------------------------------------------------------------------------------------------------------------
        240,670  ABN AMRO Holding N.V.                                                             4,692,234
         76,304  Akzo-Nobel N.V.                                                                  13,166,771
        215,429  Internationale Nederlanden Groep                                                  9,080,768
        214,717  Philips Electronics N.V.                                                         12,887,259
        143,372  Royal PTT ADR                                                                     5,986,807
                                                                                              --------------
                                                                                                  45,813,839

New Zealand (0.1%)
------------------------------------------------------------------------------------------------------------
         65,100  Telecom Corp. of New Zealand Ltd.                                                   315,279

Norway (1.6%)
------------------------------------------------------------------------------------------------------------
      2,032,289  Den Norske Bank ASA                                                               9,593,551

Portugal (0.7%)
------------------------------------------------------------------------------------------------------------
         95,644  Portugal Telecom S.A.                                                             4,441,545

Singapore (0.7%)
------------------------------------------------------------------------------------------------------------
        495,000  Development Bank of Singapore Ltd.                                                4,240,333

Spain (1.2%)
------------------------------------------------------------------------------------------------------------
        209,459  Iberdola S.A. +                                                                   2,757,127
        325,300  Iberdrola II +                                                                    4,281,952
                                                                                              --------------
                                                                                                   7,039,079

Sweden (5.2%)
------------------------------------------------------------------------------------------------------------
        406,459  Pharmacia & Upjohn Inc. ADS                                                      14,963,693
          7,330  Sandvik AB Class A                                                                  208,858
        168,247  Sandvik AB Class B                                                                4,815,179
        317,270  SKF AB Class B                                                                    6,760,128
        228,014  Svenska Cellulosa AB Class B                                                      5,131,436
                                                                                              --------------
                                                                                                  31,879,294

Switzerland (6.1%)
------------------------------------------------------------------------------------------------------------
         63,557  Ciba Specialty Chemicals AG +                                                     7,566,827
            947  Julius Baer Holdings AG                                                           1,755,984
          8,455  Nestle AG                                                                        12,663,699
         22,663  Schweizerischer Bankverein                                                        7,040,029
          5,421  Union Bank of Switzerland                                                         7,833,836
                                                                                              --------------
                                                                                                  36,860,375

United Kingdom (22.9%)
------------------------------------------------------------------------------------------------------------
      1,645,255  B A T Industries PLC                                                             15,030,161
        512,537  Bass PLC                                                                          7,982,664
        603,863  British Petroleum Co. PLC                                                         7,966,161
      3,521,032  BTR Ltd. PLC                                                                     10,683,374
      1,462,615  Cookson Group PLC                                                                 4,751,349
      1,941,388  General Electric Co. PLC                                                         12,629,322
        417,888  Glaxo Wellcome PLC                                                                9,923,001
        134,000  HSBC Holdings PLC                                                                 3,303,816
        579,932  National Westminster Bank PLC                                                     9,677,836
        570,064  Peninsular and Oriental Steam Navigation Co.                                      6,509,750
        638,107  Rio Tinto PLC                                                                     7,881,266
      3,085,915  Rolls-Royce PLC                                                                  11,958,384
        742,359  Scottish Power PLC                                                                6,585,927
        833,888  Shell Transportation & Trading Co.                                                6,050,358
      1,920,426  Tomkins PLC                                                                       9,215,337
      1,076,000  Unilever PLC                                                                      9,244,228
                                                                                              --------------
                                                                                                 139,392,934
                                                                                              --------------
                 Total Common Stocks (cost $556,308,451)                                      $  581,151,452

WARRANTS (--%) * (cost $21,838)                                                  EXPIRATION
NUMBER OF WARRANTS                                                               DATE                  VALUE
------------------------------------------------------------------------------------------------------------
         28,630  Compagnie Generale des Eaux (France)                            5/2/01       $       19,442

SHORT-TERM INVESTMENTS (6.3%) * (cost $38,449,941)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $38,443,000   Interest in $369,996,000 joint repurchase agreement
                   dated December 31, 1997 with Merrill Lynch,
                   Pierce, Fenner, & Smith, Inc. due January 2, 1998
                   with respect to various U.S. Treasury obligations --
                   maturity value of $38,456,882 for an effective yield
                   of 6.50%                                                                   $   38,449,941
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $594,780,230) ***                                    $  619,620,835
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $608,663,428.

*** The aggregate identified cost on a tax basis is $595,011,714, resulting in gross unrealized appreciation and depreciation of $53,664,212 and $29,055,091, respectively, or net unrealized appreciation of $24,609,121.

  +  Non-income-producing security.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS, or GDR after the name of a foreign holding stands for American Depository Receipts, American Depository Shares, or Global
Depository Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

The fund had the following industry group concentration greater than 10% at December 31, 1997 (as a percentage of net assets):

     Insurance and Finance          24.2%

The accompanying notes are an integral part of these financial statements.



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997 (Unaudited)

                                   Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Appreciation
----------------------------------------------------------------------------------------
Japanese Yen                    $30,482,405    $30,762,017      6/12/98         $279,612
----------------------------------------------------------------------------------------






Statement of assets and liabilities
December 31, 1997 (Unaudited)

Assets
--------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $594,780,230) (Note 1)                                               $619,620,835
--------------------------------------------------------------------------------------------------
Cash                                                                                           664
--------------------------------------------------------------------------------------------------
Foreign currency (identified cost $512,341)                                                510,376
--------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        1,074,876
--------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   3,295,390
--------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           1,726,713
--------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                             279,612
--------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                  56,862
--------------------------------------------------------------------------------------------------
Total assets                                                                           626,565,328

Liabilities
--------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       18,765
--------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        11,194,910
--------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               1,166,785
--------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             2,055,100
--------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                 241,694
--------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                5,449
--------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 2,892
--------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                     462,618
--------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                  64,834
--------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                            2,554,425
--------------------------------------------------------------------------------------------------
Other accrued expenses                                                                     134,428
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       17,901,900
--------------------------------------------------------------------------------------------------
Net assets                                                                            $608,663,428

Represented by
--------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4, and 5)                                                    583,445,975
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (2,400,786)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions (Note 1)                                                                    2,498,703
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       25,119,536
--------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                            $608,663,428

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($286,479,863 divided by 26,997,013 shares)                                                 $10.61
--------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.61)*                                     $11.26
--------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($292,339,957 divided by 27,669,465 shares)**                                               $10.57
--------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($29,843,608 divided by 2,818,396 shares)                                                   $10.59
--------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.59)*                                     $10.97
--------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended December 31, 1997 (Unaudited)


Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $203,358)                                             $ 3,310,493
--------------------------------------------------------------------------------------------------
Interest                                                                                 1,028,204
--------------------------------------------------------------------------------------------------
Total investment income                                                                  4,338,697
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         2,055,100
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             811,295
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            9,957
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,759
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      301,418
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,246,306
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       94,019
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               6,560
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     29,780
--------------------------------------------------------------------------------------------------
Registration fees                                                                           83,108
--------------------------------------------------------------------------------------------------
Auditing                                                                                    18,663
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,687
--------------------------------------------------------------------------------------------------
Postage                                                                                     39,304
--------------------------------------------------------------------------------------------------
Other                                                                                       39,289
--------------------------------------------------------------------------------------------------
Total expenses                                                                           4,744,245
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (149,099)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             4,595,146
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       (256,449)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        12,894,739
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Notes 1 and 3)                         640,375
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                      (541,003)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                              (945,373)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 12,048,738
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $11,792,289
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.









Statement of changes in net assets

                                                                                                        For the period
                                                                                                        August 1, 1996
                                                                                                         (commencement
                                                                                   Six months ended      of operations)
                                                                                        December 31         to June 30
                                                                                               1997*              1997
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           $   (256,449)      $  1,695,612
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            13,535,114         11,272,068
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                         (1,486,376)        26,605,912
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     11,792,289         39,573,592
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (3,381,236)          (416,988)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (2,639,976)           (54,244)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (288,398)           (18,125)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                              (9,086,740)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (9,331,399)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (939,594)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       272,643,129        307,811,118
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            258,768,075        346,895,353

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                            349,895,353          3,000,000
----------------------------------------------------------------------------------------------------------------------
End of period including distributions in excess of net
investment income and undistributed net investment
income of $2,400,786 and $4,165,273, respectively                                      $608,663,428       $349,895,353
----------------------------------------------------------------------------------------------------------------------

*Unaudited

The accompanying notes are an integral part of these financial statements.






Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six Months
                                                                                                       Ended   For the period
                                                                                                  December 31  August 1, 1996+
Per-share operating performance                                                                   (Unaudited)      to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.76            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                             .02(d)           .15(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .33             2.13
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .35             2.28
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.14)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.50)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $10.61           $10.76
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                               3.30*           26.73*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $286,480         $157,990
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .73*            1.52*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                .14*            1.61*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 24.22*           70.25*
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                      $.0311           $.0302
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(c) Average commission rate paid on security trades.

(d) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six Months
                                                                                                       Ended   For the period
Per-share                                                                                        December 31   August 1, 1996+
operating performance                                                                             (Unaudited)      to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.72            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                            (.03)(d)          .10(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .34             2.10
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .31             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.10)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.46)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $10.57           $10.72
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                               2.99*           25.80*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $292,340         $174,801
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                               1.11*            2.21*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               (.23)*           1.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 24.22*           70.25*
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                      $.0311           $.0302
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(c) Average commission rate paid on security trades.

(d) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.






Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six Months
                                                                                                       Ended   For the period
Per-share                                                                                        December 31   August 1, 1996+
operating performance                                                                             (Unaudited)      to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.74            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                            (.01)(d)          .12(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .33             2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .32             2.23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.11)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.47)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $10.59           $10.74
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                               3.07*           26.17*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $29,844          $17,105
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .98*            1.98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               (.10)*           1.19*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 24.22*           70.25*
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                      $.0311           $.0302
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(c) Average commission rate paid on security trades.

(d) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.






Notes to financial statements
December 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Investment Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at fair market value, which is determined using the last reported sale price, or, if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended December 31, 1997, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54 % of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1997, fund expenses were reduced by $149,099 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee of which $900 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended December 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $559,133 and $26,235 from the sale of class A and class M shares, respectively and $155,831 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $750 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $354,660,055 and $114,934,658, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        December 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      20,938,154     $230,886,137
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,153,487       11,936,928
------------------------------------------------------------
                                 22,091,641      242,823,065
Shares
repurchased                      (9,776,217)    (108,090,310)
------------------------------------------------------------
Net increase                     12,315,424     $134,732,755
------------------------------------------------------------

                                          For the period
                                          August 1, 1996
                                          (commencement
                                        of operations) to
                                           June 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      20,872,053     $202,737,613
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        38,584          385,337
------------------------------------------------------------
                                 20,910,637      203,122,950
Shares
repurchased                      (6,572,947)     (66,331,720)
------------------------------------------------------------
Net increase                     14,337,690     $136,791,230
------------------------------------------------------------

                                        Six months ended
                                        December 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,933,130     $131,291,124
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,068,196       10,991,735
------------------------------------------------------------
                                 13,001,326      142,282,859
Shares
repurchased                      (1,632,482)     (17,808,409)
------------------------------------------------------------
Net increase                     11,368,844     $124,474,450
------------------------------------------------------------

                                          For the period
                                          August 1, 1996
                                          (commencement
                                        of operations) to
                                           June 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      17,252,796     $165,297,667
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         5,352           49,363
------------------------------------------------------------
                                 17,258,148      165,347,030
Shares
repurchased                        (961,449)      (9,446,786)
------------------------------------------------------------
Net increase                     16,296,699     $155,900,244
------------------------------------------------------------

                                        Six months ended
                                        December 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,557,196      $17,145,096
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       102,734        1,059,584
------------------------------------------------------------
                                  1,659,930       18,204,680
Shares
repurchased                        (434,307)      (4,768,756)
------------------------------------------------------------
Net increase                      1,225,623      $13,435,924
------------------------------------------------------------

                                         For the period
                                         August 1, 1996
                                         (commencement
                                       of operations) to
                                          June 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,700,518      $16,188,983
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         1,550           15,209
------------------------------------------------------------
                                  1,702,068       16,204,192
Shares
repurchased                        (113,217)      (1,084,548)
------------------------------------------------------------
Net increase                      1,588,851      $15,119,644
------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The Trust was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to August 1, 1996 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $33,334, $33,333 and $33,333 for class A, class B and class M, respectively, and the issuance of 3,922 shares for each class to Putnam Mutual Funds Corp. on July 2, 1996.

On August 1, 1996, Putnam Mutual Funds Corp. made a subsequent capital contribution of $2,900,000 to class A and received 339,977 shares.




PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund +

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Overseas Growth Fund

 + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

Justin M. Scott
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Mark D. Pollard
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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SA024-36894 2CE/2CG/2CH   2/98